Equity (Tables)	12 Months Ended
Dec. 31, 2020
Equity
Schedule of amount of common and preferred shares

	Common	Seed
(in units)	shares	shares	Series A	Series B1	Series B2	Total
Issued and outstanding as of January 1, 2019	24,808	4,412	10,934	13,729	—	53,883
Issued Series B1 shares	—	—	—	373	—	373
Issued and outstanding as of December 31, 2019	24,808	4,412	10,934	14,102	—	54,256
Treasury shares	(72)	—	—	—	—	(72)
Issued Series B2 shares	—	—	—	—	14,847	14,847
Outstanding as of December 31, 2020	24,736	4,412	10,934	14,102	14,847	69,031
Issued as of December 31, 2020	24,808	4,412	10,934	14,102	14,847	69,103